Benefit Plans (Information For Pension Plans With An Accumulated Benefit Obligation In Excess Of Plan Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Entity Information [Line Items]
Accumulated benefit obligation	$ 720,901	$ 712,297
Plan assets	674,430	647,573
Accumulated benefit obligation in excess of plan assets	46,471	64,724
Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Accumulated benefit obligation	720,901	712,297
Plan assets	674,430	647,573
Accumulated benefit obligation in excess of plan assets	$ 46,471	$ 64,724